Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail) - EUR (€)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of changes in accounting estimates [line items]
Impairment loss	€ 0	€ 0